[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT
                                DECEMBER 31, 2001

                              CREDIT SUISSE TRUST --
                            LARGE CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

For the 12 months ended December 31, 2001, Credit Suisse Trust -- Large Cap Value Portfolio(1) (the "Portfolio") had a gain of 0.95%, vs. a loss of 5.60% for the Russell 1000 Value Index(2) and a decline of 11.88% for the S&P 500 Index.(3)

Most major U.S. stock indexes had significant losses for the 12 months. The economic and profit-growth outlook steadily dimmed, sending investors to the sidelines through much of the period. Equities reached their lows for the year in mid September, amid the extreme uncertainty brought by the terrorist attacks. However, the final months of the period were positive, a trend we attribute in part to the Federal Reserve's aggressive monetary expansion. Success on the war front also seemed to ease risk concerns. In this environment, technology stocks had an especially buoyant fourth quarter (though these stocks were among the poorest performers for the year as a whole).

The Portfolio had a slight gain for the year, performing well in relative terms. Stocks that supported the Portfolio's showing included its financial-services, energy and food holdings. The Portfolio was also helped by its underweighting in technology and telecommunications stocks (while telecom shares in general had sharp losses for the 12 months, the Portfolio's exposure was largely limited to Baby Bell stocks that performed relatively well).

In terms of sector allocation, the Portfolio remained fairly well-diversified. We maintained significant weightings in the financial-services, retail, food & beverage, health-care and industrial sectors, where we continued to see what we believe are good values. The Portfolio's exposure to these areas also reflected our desire to maintain a "barbell" sector strategy, holding a mix of what we deem to be defensive companies along with cyclical-type stocks that could enjoy significant appreciation when the economy does begin to recover.

Elsewhere of note, the Portfolio's underweighting in the technology segment was based on the risk we continued to see there. However, we will raise the Portfolio's exposure when the sector's valuations and earnings profiles become more compelling from our perspective as value investors.

Going forward, while we hesitate to forecast the timing and magnitude of an economic recovery, we believe that a potentially sustainable upturn could come sooner rather than later. Barring unfavorable developments related to the war on terrorism, we believe that coordinated global stimulus efforts -- including the use of various monetary and fiscal tools -- will begin to pay off perhaps in the first half of 2002. In any event, we will continue to look for stocks that we believe are undervalued and stand to be favorably reassessed in the market over time.

Robert E. Rescoe              Roger W. Vogel               Richard J. Hanlon
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

[CHART OF COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST-- LARGE CAP VALUE PORTFOLIO, THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX FROM INCEPTION (10/31/97) AND AT EACH MONTH END. (UNAUDITED)]

                         CREDIT SUISSE TRUST --              RUSSELL 1000
                         LARGE CAP VALUE PORTFOLIO(1)        VALUE INDEX(2)            S&P 500 INDEX(3)
         10/97                      $10,000                      $10,000                   $10,000
         11/97                      $10,130                      $10,442                   $10,463
         12/97                      $10,389                      $10,747                   $10,642
         01/98                      $10,450                      $10,595                   $10,760
         02/98                      $11,134                      $11,308                   $11,536
         03/98                      $11,556                      $12,000                   $12,126
         04/98                      $11,596                      $12,080                   $12,249
         05/98                      $11,566                      $11,901                   $12,039
         06/98                      $11,677                      $12,053                   $12,528
         07/98                      $11,375                      $11,841                   $12,393
         08/98                      $ 9,756                      $10,079                   $10,603
         09/98                      $10,037                      $10,657                   $11,280
         10/98                      $10,741                      $11,483                   $12,198
         11/98                      $11,355                      $12,018                   $12,938
         12/98                      $11,649                      $12,427                   $13,683
         01/99                      $11,720                      $12,526                   $14,255
         02/99                      $11,446                      $12,349                   $13,812
         03/99                      $11,578                      $12,605                   $14,365
         04/99                      $12,877                      $13,782                   $14,921
         05/99                      $13,019                      $13,630                   $14,569
         06/99                      $13,425                      $14,026                   $15,379
         07/99                      $12,958                      $13,615                   $14,898
         08/99                      $12,715                      $13,110                   $14,825
         09/99                      $12,380                      $12,652                   $14,418
         10/99                      $12,441                      $13,380                   $15,331
         11/99                      $12,370                      $13,275                   $15,644
         12/99                      $12,377                      $13,339                   $16,564
         01/00                      $11,398                      $12,904                   $15,732
         02/00                      $10,753                      $11,946                   $15,434
         03/00                      $12,158                      $13,403                   $16,944
         04/00                      $12,221                      $13,247                   $16,435
         05/00                      $12,668                      $13,387                   $16,097
         06/00                      $12,075                      $12,775                   $16,494
         07/00                      $12,148                      $12,935                   $16,237
         08/00                      $12,918                      $13,655                   $17,245
         09/00                      $12,887                      $13,780                   $16,334
         10/00                      $13,178                      $14,118                   $16,265
         11/00                      $12,606                      $13,594                   $14,983
         12/00                      $13,479                      $14,275                   $15,056
         01/01                      $13,777                      $14,330                   $15,590
         02/01                      $13,777                      $13,932                   $14,169
         03/01                      $13,320                      $13,439                   $13,271
         04/01                      $13,968                      $14,098                   $14,302
         05/01                      $14,350                      $14,415                   $14,398
         06/01                      $13,926                      $14,094                   $14,048
         07/01                      $13,851                      $14,065                   $13,910
         08/01                      $13,437                      $13,501                   $13,039
         09/01                      $12,449                      $12,551                   $11,986
         10/01                      $12,523                      $12,443                   $12,215
         11/01                      $13,267                      $13,167                   $13,152
         12/01                      $13,607                      $13,477                   $13,267

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/01

1 YEAR                                      0.95%

3 YEAR                                      5.31%

FROM INCEPTION(10/31/97)                    7.67%

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

----------
(1) Name changed from Warburg Pincus Trust -- Value Portfolio effective December 12, 2001.
(2) In light of the Portfolio's emphasis on value stocks the Portfolio changed its benchmark. Previously, the Portfolio compared its performance to the performance of the S&P 500 Index. Effective November 15, 2001, the Portfolio compares its performance to the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                          NUMBER OF
                                                                            SHARES         VALUE
                                                                            ------         -----
COMMON STOCKS (92.1%)
ALCOHOL (1.8%)
    Anheuser-Busch Companies, Inc.                                           12,100   $  547,041
                                                                                      ----------

BANKS (7.7%)
    Citigroup, Inc.                                                          12,700      641,096
    FleetBoston Financial Corp.                                              11,500      419,750
    J.P. Morgan Chase & Co.                                                   8,400      305,340
    PNC Financial Services Group                                              9,300      522,660
    Wells Fargo & Co.                                                        10,200      443,190
                                                                                      ----------
                                                                                       2,332,036
                                                                                      ----------
CHEMICALS (2.8%)
    Minnesota Mining & Manufacturing Co.                                      3,000      354,630
    Rohm & Haas Co.                                                          14,400      498,672
                                                                                      ----------
                                                                                         853,302
                                                                                      ----------
CLOTHING STORES (2.9%)
    Abercrombie & Fitch Co.(1)                                                9,900      262,647
    Ross Stores, Inc.                                                        19,300      619,144
                                                                                      ----------
                                                                                         881,791
                                                                                      ----------
COMPUTER HARDWARE & BUSINESS MACHINES (1.2%)
    Pitney Bowes, Inc.                                                        9,900      372,339
                                                                                      ----------
DEPARTMENT STORES (1.5%)
    Federated Department Stores, Inc.                                        10,950      447,855
                                                                                      ----------
DRUGS (3.1%)
    American Home Products Corp.                                              9,100      558,376
    Lilly (Eli) & Co.                                                         4,900      384,846
                                                                                      ----------
                                                                                         943,222
                                                                                      ----------
ELECTRICAL UTILITY (3.9%)
    Allegheny Energy, Inc.                                                   10,750      389,365
    American Electric Power Co., Inc.                                        10,000      435,300
    Public Service Enterprise Group, Inc.                                     8,400      354,396
                                                                                      ----------
                                                                                       1,179,061
                                                                                      ----------
ELECTRONIC EQUIPMENT (5.0%)
    Comverse Technology, Inc.(1)                                              7,000      156,590
    Eaton Corp.                                                               5,300      394,373
    PerkinElmer, Inc.                                                        14,900      521,798
    Tektronix, Inc.(1)                                                       17,500      451,150
                                                                                      ----------
                                                                                       1,523,911
                                                                                      ----------
ENERGY RESERVES & PRODUCTION (2.4%)
    Exxon Mobil Corp.                                                         9,100      357,630
    Royal Dutch Petroleum Co. ADR                                             7,700      377,454
                                                                                      ----------
                                                                                         735,084
                                                                                      ----------

                See Accompanying Notes to Financial Statements.

                                       4

                                                                          NUMBER OF
                                                                            SHARES         VALUE
                                                                            ------         -----
FINANCIAL SERVICES (4.2%)
    Allied Capital Corp.                                                      9,900   $  257,400
    Fannie Mae                                                                8,600      683,700
    Household International, Inc.                                             5,700      330,258
                                                                                      ----------
                                                                                       1,271,358
                                                                                      ----------
FOOD & BEVERAGE (2.7%)
    General Mills, Inc.                                                       9,800      509,698
    PepsiCo, Inc.                                                             6,430      313,077
                                                                                      ----------
                                                                                         822,775
                                                                                      ----------
GAS & WATER UTILITIES (1.7%)
    El Paso Energy Corp.                                                     11,500      513,015
                                                                                      ----------
GROCERY STORES (2.7%)
    Kroger Co.(1)                                                            21,500      448,705
    Safeway, Inc.(1)                                                          8,900      371,575
                                                                                      ----------
                                                                                         820,280
                                                                                      ----------
HOME PRODUCTS (1.4%)
    Clorox Co.                                                               10,400      411,320
                                                                                      ----------
INDUSTRIAL PARTS (10.0%)
    American Standard Companies, Inc.(1)                                     12,300      839,229
    Ingersoll-Rand Co.                                                       11,100      464,091
    ITT Industries, Inc.                                                      9,300      469,650
    Tyco International, Ltd.                                                 11,900      700,910
    United Technologies Corp.                                                 8,600      555,818
                                                                                      ----------
                                                                                       3,029,698
                                                                                      ----------
INFORMATION SERVICE (2.3%)
    Convergys Corp.(1)                                                       18,400      689,816
                                                                                      ----------
MEDIA (1.6%)
    Comcast Corp. Special Class A(1)                                         13,200      475,200
                                                                                      ----------
MEDICAL PRODUCTS & SUPPLIES (4.5%)
    Abbott Laboratories                                                      13,400      747,050
    Baxter International, Inc.                                               11,500      616,745
                                                                                      ----------
                                                                                       1,363,795
                                                                                      ----------
MINING & METALS (3.6%)
    Alcoa, Inc.                                                              19,900      707,445
    Harsco Corp.                                                             10,700      367,010
                                                                                      ----------
                                                                                       1,074,455
                                                                                      ----------
MOTOR VEHICLES & PARTS  (5.6%)
    Ford Motor Co.                                                           10,532      165,563
    Johnson Controls, Inc.                                                    5,800      468,350
    Lear Corp.(1)                                                             5,000      190,700
    Navistar International Corp.(1)                                          16,100      635,950
    Visteon Corp.                                                            14,883      223,840
                                                                                      ----------
                                                                                       1,684,403
                                                                                      ----------

                 See Accompanying Notes to Financial Statements.

                                       5

                                                                          NUMBER OF
                                                                            SHARES         VALUE
                                                                            ------         -----
OIL REFINING (2.0%)
    Conoco, Inc.                                                             21,600   $  611,280
                                                                                      ----------
OIL SERVICES (2.5%)
    Pride International, Inc.(1)                                             16,600      250,660
    Transocean Sedco Forex, Inc.                                              8,550      289,161
    Weatherford International, Inc.(1)                                        6,100      227,286
                                                                                      ----------
                                                                                         767,107
                                                                                      ----------
PROPERTY & CASUALTY INSURANCE (4.5%)
    American International Group, Inc.                                        5,889      467,586
    Hartford Financial Services, Inc.                                         6,200      389,546
    MBIA, Inc.                                                                9,300      498,759
                                                                                      ----------
                                                                                       1,355,891
                                                                                      ----------
PUBLISHING (2.5%)
    Knight-Ridder, Inc.                                                       6,300      409,059
    McGraw-Hill Cos., Inc.                                                    5,700      347,586
                                                                                      ----------
                                                                                         756,645
                                                                                      ----------
RAILROADS (1.1%)
    Burlington Northern Santa Fe Corp.                                       11,500      328,095
                                                                                      ----------
SECURITIES & ASSET MANAGEMENT (1.6%)
    Lehman Brothers Holdings, Inc.                                            7,200      480,960
                                                                                      ----------
SPECIALTY RETAIL (2.0%)
    Lowe's Companies, Inc.                                                    4,100      190,281
    Tiffany & Co.                                                            13,600      427,992
                                                                                      ----------
                                                                                         618,273
                                                                                      ----------
TELEPHONE (3.3%)
    BellSouth Corp.                                                           8,400      320,460
    SBC Communications, Inc.                                                  7,880      308,660
    Verizon Communications, Inc.                                              7,600      360,696
                                                                                      ----------
                                                                                         989,816
                                                                                      ----------

TOTAL COMMON STOCKS (Cost $24,627,089)                                                27,879,824
                                                                                      ----------
PREFERRED STOCK (0.6%)
CONVERTIBLE PREFERRED STOCK (0.6%)
    Equity Residential Properties, Series G
    (Callable 09/15/02 @ $25.91) (Cost $155,519)                              7,300      184,690
                                                                                      ----------
                                                                             PAR
                                                                            (000)
                                                                            -----
SHORT-TERM INVESTMENT (7.2%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.50%, 1/02/02
    (Cost $2,175,000)                                                         2,175    2,175,000
                                                                                      ----------

              See Accompanying Notes to Financial Statements.

                                       6

                                                                                          VALUE
                                                                                          -----
TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $26,957,608(2))                             $30,239,514

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                              40,873
                                                                                     -----------

NET ASSETS (100.0%)                                                                  $30,280,387
                                                                                     ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
 (1) Non-income producing security.
 (2) Cost for federal income tax purposes is $26,992,265.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
    Investments at value (Cost $26,957,608)                            $30,239,514
    Cash                                                                       539
    Foreign currency (Cost $7)                                                   7
    Dividend and interest receivable                                        28,968
    Receivable from investment adviser                                      17,127
    Receivable for fund shares sold                                         13,758
    Prepaid expenses and other assets                                        3,025
                                                                       -----------
      Total Assets                                                      30,302,938
                                                                       -----------

LIABILITIES
    Administrative services fee payable                                      5,153
    Payable for fund shares redeemed                                           252
    Other accrued expenses payable                                          17,146
                                                                       -----------
      Total Liabilities                                                     22,551
                                                                       -----------
NET ASSETS
    Capital stock, $0.001 par value                                          2,363
    Paid-in capital                                                     28,036,419
    Undistributed net investment income                                    251,475
    Accumulated net realized loss from investments                      (1,291,776)
    Net unrealized appreciation from investments                         3,281,906
                                                                       -----------
      Net Assets                                                       $30,280,387
                                                                       ===========

    Shares outstanding                                                   2,363,242
                                                                       -----------
    Net asset value, offering price and redemption price per share     $     12.81
                                                                       ===========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME
    Dividends                                                                          $ 428,523
    Interest                                                                             106,569
    Foreign taxes withheld                                                                (2,047)
                                                                                       ---------

      Total investment income                                                            533,045
                                                                                       ---------
EXPENSES
    Investment advisory fees                                                             210,765
    Administrative services fees                                                          52,525
    Printing fees                                                                         38,340
    Legal fees                                                                            15,271
    Audit fees                                                                            10,075
    Custodian fees                                                                         5,797
    Insurance expense                                                                      3,658
    Trustees fees                                                                          2,991
    Transfer agent fees                                                                    2,219
    Interest expense                                                                         385
    Miscellaneous expense                                                                  7,153
                                                                                       ---------
      Total expenses                                                                     349,179
    Less: fees waived and transfer agent offsets                                         (68,160)
                                                                                       ---------
      Net expenses                                                                       281,019
                                                                                       ---------
       Net investment income                                                             252,026
                                                                                       ---------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from investments                                                  (567,696)
    Net change in unrealized appreciation (depreciation) from investments                196,305
                                                                                       ---------
    Net realized and unrealized loss from investments                                   (371,391)
                                                                                       ---------
    Net decrease in net assets resulting from operations                               $(119,365)
                                                                                       =========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR         FOR THE YEAR
                                                                                     ENDED                ENDED
                                                                               DECEMBER 31, 2001    DECEMBER 31, 2000(1)
                                                                               -----------------    -----------------
FROM OPERATIONS
  Net investment income                                                           $    252,026         $    247,234
  Net realized loss from investments                                                  (567,696)            (662,205)
  Net change in unrealized appreciation (depreciation) from investments                196,305            2,352,749
                                                                                  ------------         ------------

   Net increase (decrease) in net assets resulting from operations                    (119,365)           1,937,778
                                                                                  ------------         ------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                      --             (250,874)
  Distributions from net realized gains                                                     --             (230,355)
                                                                                  ------------         ------------
   Net decrease in net assets from dividends and distributions                              --             (481,229)
                                                                                  ------------         ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                      14,528,858           18,104,707
  Reinvestment of dividends and distributions                                               --              478,949
  Net asset value of shares redeemed                                                (8,162,942)         (16,159,601)
                                                                                  ------------         ------------
   Net increase in net assets from capital share transactions                        6,365,916            2,424,055
                                                                                  ------------         ------------
  Net increase in net assets                                                         6,246,551            3,880,604

NET ASSETS
  Beginning of year                                                                 24,033,836           20,153,232
                                                                                  ------------         ------------
  End of year                                                                     $ 30,280,387         $ 24,033,836
                                                                                  ============         ============
UNDISTRIBUTED NET INVESTMENT INCOME                                               $    251,475         $         --
                                                                                  ============         ============

----------
(1) Certain dividend and distribution amounts have been reclassified to conform with current year presentation.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                -------------------------------
                                                             2001     2000     1999     1998     1997(1)
                                                             ----     ----     ----     ----     -----
PER SHARE DATA
  Net asset value, beginning of period                     $  12.69  $ 11.89  $ 11.48  $ 10.33  $ 10.00
                                                           --------  -------  -------  -------  -------

INVESTMENT OPERATIONS
  Net investment income                                        0.11     0.14     0.33     0.09     0.04
  Net gain on investments
    (both realized and unrealized)                             0.01     0.92     0.38     1.16     0.35
                                                           --------  -------  -------  -------  -------
      Total from investment operations                         0.12     1.06     0.71     1.25     0.39
                                                           --------  -------  -------  -------  -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           --    (0.14)   (0.11)   (0.10)   (0.03)
  Distributions from net realized gains                          --    (0.12)   (0.19)      --       --
  Return of capital                                              --       --       --       --    (0.03)
                                                           --------  -------  -------  -------  -------
      Total dividends and distributions                         --     (0.26)   (0.30)   (0.10)   (0.06)
                                                           --------  -------  -------  -------  -------
NET ASSET VALUE, END OF PERIOD                             $  12.81  $ 12.69  $ 11.89  $ 11.48  $ 10.33
                                                           ========  =======  =======  =======  =======

      Total return                                             0.95%    8.91%    6.24%   12.13%    3.89%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $ 30,280  $24,034  $20,153  $14,381  $ 1,993
    Ratio of expenses to average net assets(3)                 1.00%    1.02%    1.01%    1.00%    1.00%(4)
    Ratio of net investment income to average
      net assets                                               0.90%    1.11%    0.91%    1.11%    2.08%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                     0.24%    0.27%    0.34%    1.22%    9.37%(4)
  Portfolio turnover rate                                        46%      77%     102%      58%      64%

----------
  (1) For the period October 31, 1997 (commencement of operations) through December 31, 1997.
  (2) Non-annualized.
  (3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, .02%, .01%, .00% and .00% for each of the years ended December 31, 2001, 2000, 1999 and 1998, and for the period ended December 31, 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.00% for each of the years ended December 31, 2001, 2000, 1999 and 1998, and for the period ended December 31, 1997, respectively.
  (4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Large Cap Value Portfolio, formerly the Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

  A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid prices, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

  B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

  C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

  D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .75% of the Portfolio's average daily net assets. For the year ended December 31, 2001, investment advisory fees earned and voluntarily waived were $210,765 and $67,563, respectively.

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the year ended December 31, 2001, administrative services fees earned by CSAMSI were $28,102.

  For its administrative services through February 4, 2001, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                            ANNUAL RATE
           ------------------------                            -----------
           First $500 million                           .10% of average daily net assets
           Next $1 billion                              .08% of average daily net assets
           Over $1.5 billion                            .06% of average daily net assets

  Effective February 5, 2001, for its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                            ANNUAL RATE
           ------------------------                            -----------
           First $500 million                           .075% of average daily net assets
           Next $1 billion                              .065% of average daily net assets
           Over $1.5 billion                            .055% of average daily net assets

  For the year ended December 31, 2001, administrative service fees earned by PFPC (including out of pocket expenses) were $24,423.

  In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

  Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the year ended

December 31, 2001, the Portfolio received credits or reimbursements of $597 under this arrangement.

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the year ended December 31, 2001, Merrill was paid $14,310 for its services by the Portfolio.

NOTE 3. LINE OF CREDIT

  Through June 19, 2001, the Portfolio, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

  Effective June 20, 2001, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility. For the year ended December 31, 2001, there were no borrowings under either the New Credit Facility or the Prior Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For the year ended December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $18,246,130 and $11,540,686, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

  The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                            FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                            DECEMBER 31, 2001       DECEMBER 31, 2000
                                            -----------------       -----------------

Shares sold                                     1,119,625                1,537,617
Shares issued in reinvestment of
  dividends and distributions                          --                   37,742
Shares redeemed                                  (650,829)              (1,376,149)
                                               ----------               ----------
Net increase                                      468,796                  199,210
                                               ==========               ==========

NOTE 6. FEDERAL INCOME TAXES

  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses, and excise tax regulations.

  There were no distributions in the year ended December 31, 2001.

  At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

           Undistributed ordinary income                           $   251,475
           Capital loss carryovers                                  (1,257,119)
           Unrealized appreciation/(depreciation)                    3,247,249
                                                                   -----------
                                                                   $ 2,241,605
                                                                   ===========

  At December 31, 2001, the Portfolio had capital loss carryovers available to offset possible future capital gains of $634,365 and $622,754 expiring in 2008 and 2009, respectively.

  At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $3,887,856 and

$640,607, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

  At December 31, 2001, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of investments in real estate investment trusts. The Portfolio reclassified $551 from accumulated undistributed net investment income to accumulated net realized gain (loss) from investments. Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Large Cap Value Portfolio:

  In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Large Cap Value Portfolio (formerly the Value Portfolio, the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)


                                                     TERM                                      NUMBER OF
                                                     OF OFFICE(1)                              PORTFOLIOS IN
                                                     AND                                       FUND
                               POSITION(S)           LENGTH        PRINCIPAL                   COMPLEX          OTHER
                               HELD WITH             OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST                 SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
---------------------          -----                 ------        ---------------             -------          ---------------
INDEPENDENT TRUSTEES

Richard H. Francis             Trustee and           Since         Currently retired;          59               Director of
40 Grosvenor Road              Audit                 2000          Executive Vice                               The Indonesia
Short Hills, New Jersey        Committee                           President and                                Fund, Inc.
07078                          Member                              Chief Financial
                                                                   Officer of Pan Am
Age: 68                                                            Corporation and
                                                                   Pan American
                                                                   World Airways,
                                                                   Inc. from 1988 to
                                                                   1991

Jack W. Fritz                  Trustee and           Since         Private investor;           59               Director of
2425 North Fish Creek Road     Audit                 Portfolio     Consultant and                               Advo, Inc.
P.O. Box 1287                  Committee             Inception     Director of Fritz                            (direct mail
Wilson, Wyoming 83014          Member                              Broadcasting, Inc.                           advertising)
                                                                   and Fritz
Age: 73                                                            Communications
                                                                   (developers and
                                                                   operators of radio
                                                                   stations) since
                                                                   1987

Jeffrey E. Garten              Trustee and           Since         Dean of Yale                59               Director of
Box 208200                     Audit                 1998          School of                                    Aetna, Inc.;
New Haven, Connecticut         Committee                           Management and                               Director of
06520-8200                     Member                              William S. Beineck                           Calpine Energy
                                                                   Professor in the                             Corporation
Age: 54                                                            Practice of
                                                                   International
                                                                   Trade and Finance;
                                                                   Undersecretary of
                                                                   Commerce for
                                                                   International Trade
                                                                   from November 1993
                                                                   to October 1995;
                                                                   Professor at
                                                                   Columbia University
                                                                   from September
                                                                   1992 to November
                                                                   1993

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                     TERM                                      NUMBER OF
                                                     OF OFFICE(1)                              PORTFOLIOS IN
                                                     AND                                       FUND
                               POSITION(S)           LENGTH        PRINCIPAL                   COMPLEX          OTHER
                               HELD WITH             OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST                 SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
---------------------          -----                 ------        ---------------             -------          ---------------
Peter F. Krogh                 Trustee and           Since         Dean Emeritus and           59               Member of
301 ICC                        Audit                 2001          Distinguished Professor                      Board
Georgetown University          Committee                           of International Affairs                     of The Carlisle
Washington, DC 20057           Member                              at the Edmund A.                             Companies Inc.;
                                                                   Walsh School of                              Member of
Age: 64                                                            Foreign Service,                             Selection
                                                                   Georgetown University;                       Committee
                                                                   Moderator of PBS                             for Truman
                                                                   foreign affairs television                   Scholars and
                                                                   series                                       Henry Luce
                                                                                                                Scholars; Senior
                                                                                                                Associate of
                                                                                                                Center for
                                                                                                                Strategic and
                                                                                                                International
                                                                                                                Studies; Trustee
                                                                   `                                            of numerous
                                                                                                                world affairs
                                                                                                                organizations

James S. Pasman, Jr.           Trustee and           Since         Currently retired;          59               Director of
29 The Trillium                Audit                 2000          President and Chief                          Education
Pittsburgh, Pennsylvania       Committee                           Operating Officer of                         Management
15238                          Member                              National InterGroup,                         Corp., Tyco
                                                                   Inc. from April 1989                         International
Age: 70                                                            to March 1991;                               Ltd.; Credit
                                                                   Chairman of Permian                          Suisse Asset
                                                                   Oil Co. from April 1989                      Management
                                                                   to March 1991                                Income Fund,
                                                                                                                Inc.; Trustee of
                                                                                                                Credit Suisse
                                                                                                                High Yield Bond
                                                                                                                Fund; Deutsche
                                                                                                                VIT Funds,
                                                                                                                overseeing six
                                                                                                                portfolios

                                       20

                                                     TERM                                      NUMBER OF
                                                     OF OFFICE(1)                              PORTFOLIOS IN
                                                     AND                                       FUND
                               POSITION(S)           LENGTH        PRINCIPAL                   COMPLEX          OTHER
                               HELD WITH             OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST                 SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
---------------------          -----                 ------        ---------------             -------          ---------------
Steven N. Rappaport            Trustee and           Since         President of Loanet,        59               Director of
Loanet, Inc.                   Audit                 2000          Inc. (on-line accounting                     The First Israel
40 East 52nd Street            Committee                           service) since 1997;                         Fund, Inc.
New York, New York             Chairman                            Executive Vice
10022                                                              President of Loanet,
                                                                   Inc. from 1994 to 1997;
Age: 52                                                            Director, President, North
                                                                   American Operations,
                                                                   and former Executive
                                                                   Vice President from
                                                                   1992 to 1993 of
                                                                   Worldwide Operations
                                                                   of Metallurg Inc.;
                                                                   Executive Vice
                                                                   President, Telerate, Inc.
                                                                   from 1987 to 1992;
                                                                   Partner in the law firm
                                                                   of Hartman & Craven until
                                                                   1987

INTERESTED TRUSTEE

William W. Priest(2)           Trustee               Since         Senior Partner and          59               Director of The
Steinberg Priest                                     1999          Fund Manager,                                Brazilian Equity
Capital Management                                                 Steinberg                                    Fund, Inc.; The
12 East 49th Street                                                Priest Capital                               Chile Fund, Inc.;
12th Floor                                                         Management since                             The Emerging
New York, New York                                                 March 2001; Chairman                         Markets Tele-
10017                                                              and Managing                                 communications
                                                                   Director of CSAM                             Fund, Inc.; The
Age: 59                                                            from 2000 to                                 First Israel Fund,
                                                                   February 2001, Chief                         Inc.; The Latin
                                                                   Executive Officer and                        American Equity
                                                                   Managing Director of                         Fund, Inc.; The
                                                                   CSAM from 1990 to                            Indonesia Fund,
                                                                   2000                                         Inc.; and Credit
                                                                                                                Suisse Asset
                                                                                                                Management
                                                                                                                Income Fund,
                                                                                                                Inc.

----------
 (2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                     TERM                                      NUMBER OF
                                                     OF OFFICE(1)                              PORTFOLIOS IN
                                                     AND                                       FUND
                               POSITION(S)           LENGTH        PRINCIPAL                   COMPLEX          OTHER
                               HELD WITH             OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST                 SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
---------------------          -----                 ------        ---------------             -------          ---------------
OFFICERS

James P. McCaughan             Chairman              Since         Chief Executive Officer     N/A              N/A
Credit Suisse Asset                                  2000          and Managing Director
Management, LLC                                                    of CSAM; Associated
466 Lexington Avenue                                               with CSAM since
New York, New York                                                 2000; President and
10017-3147                                                         Chief Operating Officer
                                                                   of Oppenheimer Capital
Age: 47                                                            from 1998 to 1999;
                                                                   President and Chief
                                                                   Executive Officer of
                                                                   UBS Asset
                                                                   Management (New
                                                                   York) Inc. from 1996
                                                                   to 1998; Functional
                                                                   Advisor (Institutional
                                                                   Asset Management)
                                                                   of Union Bank of
                                                                   Switzerland from
                                                                   1994 to 1996

Hal Liebes, Esq.               Vice President        Since         Managing Director and       N/A              N/A
Credit Suisse Asset            and Secretary         1999          General Counsel of
Management, LLC                                                    CSAM; Associated with
466 Lexington Avenue                                               Lehman Brothers, Inc.
New York, New York                                                 from 1996 to 1997;
10017-3147                                                         Associated with CSAM
                                                                   from 1995 to 1996;
Age: 36                                                            Associated with CS
                                                                   First Boston Investment
                                                                   Management from 1994
                                                                   to 1995; Associated with
                                                                   Division of Enforcement,
                                                                   U.S. Securities and
                                                                   Exchange Commission
                                                                   from 1991 to 1994

Michael A. Pignataro           Treasurer and         Since         Director and Director       N/A              N/A
Credit Suisse Asset            Chief Financial       1999          of Fund Administration
Management, LLC                Officer                             of CSAM; Associated
466 Lexington Avenue                                               with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                       22

                                                     TERM                                      NUMBER OF
                                                     OF OFFICE(1)                              PORTFOLIOS IN
                                                     AND                                       FUND
                               POSITION(S)           LENGTH        PRINCIPAL                   COMPLEX          OTHER
                               HELD WITH             OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST                 SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
---------------------          -----                 ------        ---------------             -------          ---------------

Gregory N. Bressler, Esq.      Assistant             Since         Vice President and          N/A              N/A
Credit Suisse Asset            Secretary             2000          Legal Counsel of CSAM
Management, LLC                                                    since January 2000;
466 Lexington Avenue                                               Associated with the
New York, New York                                                 law firm of Swidler
10017-3147                                                         Berlin Shereff Friedman
                                                                   LLP from 1996 to 2000
Age: 35

Stuart J. Cohen, Esq.          Assistant             Since         Vice President and          N/A              N/A
Credit Suisse Asset            Secretary             Portfolio     Legal Counsel of CSAM;
Management, LLC                                      Inception     Associated with CSAM
466 Lexington Avenue                                               since Credit Suisse
New York, New York                                                 acquired the Funds'
10017-3147                                                         predecessor adviser
                                                                   in July 1999; with the
Age: 32                                                            predecessor adviser
                                                                   since 1997; Associated
                                                                   with the law firm of
                                                                   Gordon Altman Butowsky
                                                                   Weitzen Shalov & Wein
                                                                   from 1995 to 1997

Rocco A. DelGuercio            Assistant             Since         Vice President and          N/A              N/A
Credit Suisse Asset            Treasurer             1999          Administrative Officer
Management, LLC                                                    CSAM; Associated with
466 Lexington Avenue                                               CSAM since June 1996;
New York, New York                                                 Assistant Treasurer,
10017-3147                                                         Bankers Trust Corp.--
                                                                   Fund Administration
Age: 38                                                            from March 1994 to
                                                                   June 1996; Mutual Fund
                                                                   Accounting Supervisor,
                                                                   Dreyfus Corporation
                                                                   from April 1987 to
                                                                   March 1994

                                       23

                                                     TERM                                      NUMBER OF
                                                     OF OFFICE(1)                              PORTFOLIOS IN
                                                     AND                                       FUND
                               POSITION(S)           LENGTH        PRINCIPAL                   COMPLEX          OTHER
                               HELD WITH             OF TIME       OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST                 SERVED        PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
---------------------          -----                 ------        ---------------             -------          ---------------

Joseph Parascondola            Assistant             Since         Assistant Vice              N/A              N/A
Credit Suisse Asset            Treasurer             2001          President-- Fund
Management, LLC                                                    Administration of
466 Lexington Avenue                                               CSAM since April
New York, New York                                                 2000; Assistant Vice
10017-3147                                                         President, Deutsche
                                                                   Asset Management
Age: 38                                                            from January 1999
                                                                   to April 2000; Assistant
                                                                   Vice President, Weiss,
                                                                   Peck & Greer LLC
                                                                   from November 1995
                                                                   to December 1998

  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977

 CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.     TRVAL-2-1201